Goodwill and Intangibles - Schedule of Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Nov. 25, 2017	Feb. 24, 2018
Goodwill [Roll Forward]
Beginning Balance	$ 465,030	$ 465,030
Goodwill working capital adjustment	$ 1,800	1,757
Measurement period adjustment of the Business Combination		4,640
Ending Balance		$ 471,427